Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 438	$ 404
Restricted cash	65	87
Inventory	418	472
Derivative instruments	141	145
Regulatory assets	138	80
Other current assets	1,326	1,323
Total current assets	2,526	2,511
Property, plant and equipment, net of accumulated depreciation and amortization of $7,787and $3,737, respectively	16,995	17,290
Other assets
Deferred income taxes	138	125
Derivative instruments	112	131
Regulatory assets	1,238	1,242
Net investment in direct financing lease	481	488
Investments subject to significant influence	1,215	947
Goodwill	5,805	6,213
Other long term assets	261	274
Total other assets	9,250	9,420
Total assets	28,771	29,221
Current liabilities
Short-term debt	1,241	961
Current portion of long-term debt	741	476
Accounts payable	1,161	1,242
Derivative instruments	227	325
Regulatory liabilities	226	362
Other current liabilities	350	358
Total current liabilities	3,946	3,724
Long-term liabilities
Long-term debt	13,140	14,268
Deferred income taxes	1,011	1,672
Derivative instruments	83	150
Regulatory liabilities	2,242	1,277
Pension and post-retirement liabilities	559	669
Other long-term liabilities	609	645
Total long-term liabilities	17,644	18,681
Commitments and contingencies
Equity
Common stock	5,601	4,738
Cumulative preferred stock	709	709
Contributed surplus	76	75
Accumulated other comprehensive Income	(188)	106
Retained earnings	891	1,076
Total Emera Incorporated equity	7,089	6,704
Non-controlling interest in subsidiaries	92	112
Total equity	7,181	6,816
Total liabilities and equity	$ 28,771	$ 29,221